Significant Accounting Policies - Summary of Company's Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by group	100.00%
Liminal R&D BioSciences Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	Liminal R&D BioSciences Inc.(formerly Prometic Biosciences Inc.)
Segment activity	Small molecule therapeutics
Place of incorporation and operation	Quebec, Canada
Proportion of ownership interest held by group	100.00%	100.00%	100.00%
Prometic Bioproduction Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	Prometic Bioproduction Inc.
Segment activity	Plasma-derived therapeutics
Place of incorporation and operation	Quebec, Canada
Proportion of ownership interest held by group	100.00%	100.00%	87.00%
Prometic Bioseparations Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	Prometic Bioseparations Ltd
Segment activity	Discontinued operations
Place of incorporation and operation	Isle of Man, British Isles
Proportion of ownership interest held by group		100.00%	100.00%
Prometic Biotherapeutics Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	Prometic Biotherapeutics Inc.
Segment activity	Plasma-derived therapeutics
Place of incorporation and operation	Delaware, U.S.
Proportion of ownership interest held by group	100.00%	100.00%	100.00%
Prometic Biotherapeutics Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	Prometic Biotherapeutics Ltd
Segment activity	Plasma-derived therapeutics
Place of incorporation and operation	Cambridge, United Kingdom
Proportion of ownership interest held by group	100.00%	100.00%	100.00%
Prometic Biotherapeutics B.V.
Disclosure of subsidiaries [line items]
Name of subsidiary	Prometic Biotherapeutics B.V.
Segment activity	Plasma-derived therapeutics
Place of incorporation and operation	Amsterdam, Netherlands
Proportion of ownership interest held by group	100.00%
Prometic Manufacturing Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	Prometic Manufacturing Inc.
Segment activity	Discontinued operations
Place of incorporation and operation	Quebec, Canada
Proportion of ownership interest held by group		100.00%	100.00%
Pathogen Removal and Diagnostic Technologies Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	Pathogen Removal and Diagnostic Technologies Inc.
Segment activity	Corporate
Place of incorporation and operation	Delaware, U.S.
Proportion of ownership interest held by group	77.00%	77.00%	77.00%
NantPro Biosciences, LLC
Disclosure of subsidiaries [line items]
Name of subsidiary	NantPro Biosciences, LLC
Segment activity	Plasma-derived therapeutics
Place of incorporation and operation	Delaware, U.S.
Proportion of ownership interest held by group	73.00%	73.00%	73.00%
Prometic Plasma Resources Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	Prometic Plasma Resources Inc.
Segment activity	Plasma-derived therapeutics
Place of incorporation and operation	Winnipeg, Canada
Proportion of ownership interest held by group	100.00%	100.00%	100.00%
Prometic Plasma Resources USA Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	Prometic Plasma Resources USA Inc.
Segment activity	Plasma-derived therapeutics
Place of incorporation and operation	Delaware, U.S.
Proportion of ownership interest held by group	100.00%	100.00%
Liminal BioSciences Holdings Limited(formerly Prometic Pharma SMTHoldings Limited)
Disclosure of subsidiaries [line items]
Name of subsidiary	Liminal BioSciences Holdings Limited(formerly Prometic Pharma SMTHoldings Limited)
Segment activity	Small molecule therapeutics
Place of incorporation and operation	Cambridge, United Kingdom
Proportion of ownership interest held by group	100.00%	100.00%	100.00%
Liminal BioSciences Limited (formerly Prometic Pharma SMT Limited)
Disclosure of subsidiaries [line items]
Name of subsidiary	Liminal BioSciences Limited (formerlyPrometic Pharma SMT Limited)
Segment activity	Small molecule therapeutics
Place of incorporation and operation	Cambridge, United Kingdom
Proportion of ownership interest held by group	100.00%	100.00%	100.00%
Prometic Pharma SMT B.V
Disclosure of subsidiaries [line items]
Name of subsidiary	Prometic Pharma SMT B.V
Segment activity	Small molecule therapeutics
Place of incorporation and operation	Amsterdam, Netherlands
Proportion of ownership interest held by group	100.00%
Telesta Therapeutics Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	Telesta Therapeutics Inc.
Segment activity	Plasma-derived therapeutics
Place of incorporation and operation	Quebec, Canada
Proportion of ownership interest held by group	100.00%	100.00%	100.00%